Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241224
Shareholder Report [Line Items]
Fund Name	International Equity ETF
Trading Symbol	TOUS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity ETF (the "fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  The industrials and business services sector contributed the most to performance versus the MSCI EAFE Index Net due to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor. Favorable stock selection in the consumer discretionary sector also helped relative returns.

  Communication services detracted the most from relative performance due to adverse stock selection. SoftBank was a key detractor owing to an underweight position in the Japanese technology conglomerate, whose shares more than doubled over the period. Energy stocks also weighed on relative returns due to negative selection and an overweight allocation.

  The fund seeks to generate strong after-tax returns by using a strategic investment approach leveraging the fundamental research produced by the firm’s global analyst team combined with active tax management. Bottom-up stock selection, informed by an awareness of the global macro backdrop and the outlook for specific industries, sectors, and countries, drives the fund’s allocations. Information technology was the largest overweight sector at period-end, while utilities was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
6/14/23	10,000	10,000
7/31/23	10,208	10,207
10/31/23	9,080	9,096
1/31/24	10,373	10,529
4/30/24	10,747	10,791
7/31/24	11,253	11,351
10/31/24	11,137	11,185
1/31/25	11,421	11,440
4/30/25	12,432	12,147
7/31/25	13,074	12,800
10/31/25	13,948	13,761

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
International Equity ETF (Based on Net Asset Value)	25.24%	15.01%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03%	14.36%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 991,813,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 2,434,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$991,813 Number of Portfolio Holdings185 Investment Advisory Fees Paid (000s)$2,434 Portfolio Turnover Rate34.7%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	19.2
Health Care	11.0
Information Technology	10.7
Consumer Discretionary	9.7
Consumer Staples	7.7
Materials	5.1
Communication Services	4.4
Energy	3.9
Other	4.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.8%
AstraZeneca	2.4
Rolls-Royce Holdings	2.1
UniCredit	1.8
Unilever	1.4
Siemens	1.4
Prosus	1.3
Sony Group	1.3
Mitsubishi UFJ Financial Group	1.3
SAP	1.3

Material Fund Change [Text Block]